Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Deferred tax assets:
Operating loss carryforward	¥ 416,236		¥ 357,343
Intangible assets, net	4,078		427
Litigation accrual	4,250
Less: valuation allowances	(411,733)		(348,868)
Total	12,831	$ 1,891	8,902
Deferred tax liabilities:
Fair value adjustments in relation to equity investments	91,062		91,066
Estimated profit arising from future renewal commissions	63,264		69,422
PRC dividend withholding taxes	26,729		26,730
Total	¥ 181,055		¥ 187,218